Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") (Tables)	12 Months Ended
Dec. 31, 2024
Profit or loss [abstract]
Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding
Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Years Ended December 31

(in thousands)	2024	2023

Basic weighted average number of shares outstanding	453,460	452,814

Effect of dilutive securities

Share purchase options	327	318

Restricted share units	332	331

Diluted weighted average number of shares outstanding	454,119	453,463

Summary of Share Purchase Options and Share Purchase Warrants Excluded From Computation of Diluted Earnings Per Share
The following table lists the number of share purchase options and share purchase warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$75.56, compared to Cdn$60.58 for the comparable period in 2023.

	Years Ended December 31

(in thousands)	2024	2023

Share purchase options	-	37